Note 20 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Revenues
United States	106,672	96,300	73,810
Europe, Middle-East and Africa	75,165	68,451	72,900
Canada	13,266	12,572	15,187
Asia Pacific	8,676	7,670	8,963
	203,779	184,993	170,860

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Revenues
Services	196,867	176,288	159,050
Licenses	6,912	8,705	11,810
	203,779	184,993	170,860

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31, 2017	January 31, 2016
Total long-lived assets
United States	71,805	49,192
Europe, Middle-East and Africa	40,872	44,963
Canada	43,215	48,011
	155,892	142,166